MINERAL PROPERTIES, PLANT AND EQUIPMENT AND OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Exploration & evaluation assets	Mineral properties	Plant	Machinery & equipment	Building	Transport & office equipment	Total
Cost

Balance at December 31, 2022	$80,155	$519,913	$96,860	$106,260	$20,356	$13,277	$836,821

Additions	511	56,242	36,754	12,134	5,194	2,382	113,217
Impairment of exploration properties	(435)	-	-	-	-	-	(435)
Disposals	-	(239)	-	(417)	-	(623)	(1,279)
Balance at December 31, 2023	$80,231	$575,916	$133,614	$117,977	$25,550	$15,036	$948,324

Additions	3,712	118,381	60,266	32,035	10,177	1,655	226,226
Impairment of exploration properties	(181)	-	-	-	-	-	(181)
Disposals	-	-	(42)	(299)	-	(129)	(470)
Balance at December 31, 2024	$83,762	$694,297	$193,838	$149,713	$35,727	$16,562	$1,173,899

Accumulated depreciation

Balance at December 31, 2022	$-	$445,981	$84,034	$54,420	$9,381	$9,113	$602,929
Depreciation	-	20,723	1,598	7,241	365	1,581	31,508
Disposals	-	-	-	(177)	-	(593)	(770)
Balance at December 31, 2023	$-	$466,704	$85,632	$61,484	$9,746	$10,101	$633,667

Depreciation	-	22,582	1,797	8,137	428	1,461	34,405
Disposals	-	-	(42)	(295)	-	(41)	(378)
Balance at December 31, 2024	$-	$489,286	$87,387	$69,326	$10,174	$11,521	$667,694

Net book value
At December 31, 2023	$80,231	$109,912	$47,982	$56,493	$15,804	$4,935	$314,657
At December 31, 2024	$83,762	$205,011	$106,451	$80,387	$25,553	$5,041	$506,205

Disclosure of detailed information about significant royalties payable [Table Text Block]
Location	Royalties Payable
El Porvenir and El Curso properties at Guanacevi mine	$12 dollar fixed per tonne production payment plus additional net smelter royalty when the silver price obtained is as follows:
• 4% for price less than or equal to $15 dollars per oz
• 9% for price greater than $15 dollars, and up to $20 dollars per oz
• 13% for price greater than $20 dollars, and up to $25 dollars per oz
• 16% for price greater than $25 dollars per oz
Grupo Mexico royalty at Terronera mine	2% net smelter royalty
Pitarrilla, exploration in Mexico	1.25% net smelter royalty
San Patricio, La Palmilla, exploration in Mexico	1% net smelter royalty